1
Gabelli High Income ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Principal
Amount
Market
Value
CORPORATE BOND – 95.6%
Agriculture – 1.7%
$ 100,000
Darling Ingredients Inc.,
6.00%, 06/15/30 ..................... $ 100,781
Automotive – 5.9%
100,000
Garrett Motion Holdings Inc./Garrett LX I
Sarl,
7.75%, 05/31/32 ..................... 103,539
100,000
Phinia Inc.,
6.63%, 10/15/32 ..................... 101,771
100,000
Qnity Electronics Inc.,
6.25%, 08/15/33 ..................... 101,155
50,000
Valvoline Inc.,
3.63%, 06/15/31 ..................... 45,231
351,696
Building Materials – 2.5%
100,000
Installed Building Products Inc.,
5.63%, 02/01/34 ..................... 97,803
50,000
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/28 ..................... 49,622
147,425
Chemicals – 7.6%
50,000
Ashland Inc.,
3.38%, 09/01/31 ..................... 44,778
50,000
FMC Corp.,
5.65%, 05/18/33 ..................... 44,133
50,000
Huntsman International LLC,
5.70%, 10/15/34 ..................... 45,788
25,000
Ingevity Corp.,
3.88%, 11/01/28 ..................... 24,023
100,000
Methanex US Operations Inc.,
6.25%, 03/15/32 ..................... 102,289
50,000
Minerals Technologies Inc.,
5.00%, 07/01/28 ..................... 49,281
100,000
Olin Corp.,
6.63%, 04/01/33 ..................... 97,936
50,000
SNF Group SACA,
3.38%, 03/15/30 ..................... 46,276
454,504
Communications – 7.1%
100,000
CACI International Inc.,
6.38%, 06/15/33 ..................... 101,830
100,000
Lamar Media Corp.,
5.38%, 11/01/33 ..................... 97,919
50,000
Nexstar Media Inc.,
6.50%, 09/15/33 ..................... 50,435
50,000
Nexstar Media Inc.,
7.25%, 04/15/34 ..................... 50,246
Principal
Amount
Market
Value
$ 125,000
Rogers Communications Inc., (5 yr. US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.59%),
5.25%, 03/15/82 ..................... $ 123,558
423,988
Consumer Services – 5.7%
100,000
Herc Holdings Inc.,
6.00%, 03/15/34 ..................... 96,745
100,000
Hilton Domestic Operating Co. Inc.,
5.50%, 03/31/34 ..................... 97,753
58,000
Seagate Data Storage Technology Pte
Ltd.,
3.13%, 07/15/29 ..................... 52,083
100,000
United Rentals North America Inc.,
5.38%, 11/15/33 ..................... 97,326
343,907
Diversified Industrial – 20.8%
50,000
Advanced Drainage Systems Inc.,
5.38%, 03/01/34 ..................... 48,775
100,000
AECOM,
6.00%, 08/01/33 ..................... 99,659
50,000
Boise Cascade Co.,
4.88%, 07/01/30 ..................... 49,193
100,000
Clean Harbors Inc.,
6.38%, 02/01/31 ..................... 101,581
50,000
Coherent Corp.,
5.00%, 12/15/29 ..................... 49,058
100,000
Crown Americas LLC,
5.88%, 06/01/33 ..................... 100,039
100,000
Enpro Inc.,
6.13%, 06/01/33 ..................... 101,416
50,000
Esab Corp.,
5.63%, 04/01/31 ..................... 50,481
100,000
GFL Environmental Holdings US Inc.,
5.50%, 02/01/34 ..................... 98,247
25,000
LSB Industries Inc.,
6.25%, 10/15/28 ..................... 24,855
50,000
Moog Inc.,
5.50%, 10/15/34 ..................... 50,248
50,000
Moog Inc.,
4.25%, 12/15/27 ..................... 50,146
50,000
Mueller Water Products Inc.,
4.00%, 06/15/29 ..................... 48,254
50,000
Park-Ohio Industries Inc.,
8.50%, 08/01/30 ..................... 51,282
100,000
RXO Inc.,
6.38%, 05/15/31 ..................... 96,173
50,000
TopBuild Corp.,
5.63%, 01/31/34 ..................... 48,991
100,000
TransDigm Inc.,

Gabelli High Income ETF
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Principal
Amount
Market
Value
CORPORATE BOND (Continued)
Diversified Industrial (Continued)
6.13%, 07/31/34 ..................... $ 98,466
$ 75,000
WESCO Distribution Inc.,
5.50%, 04/15/34 ..................... 74,216
1,241,080
Energy – 10.8%
100,000
Antero Midstream Partners LP/Antero
Midstream Finance Corp.,
5.75%, 07/01/34 ..................... 98,672
100,000
Antero Midstream Partners LP/Antero
Midstream Finance Corp., New York,
5.75%, 10/15/33 ..................... 98,902
50,000
Chord Energy Corp.,
6.00%, 10/01/30 ..................... 50,702
50,000
Chord Energy Corp., New York,
6.75%, 03/15/33 ..................... 51,635
50,000
Continental Resources Inc.,
2.88%, 04/01/32 ..................... 43,793
50,000
Enerflex Inc.,
6.88%, 01/15/31 ..................... 51,051
50,000
Hess Midstream Operations LP,
5.13%, 06/15/28 ..................... 49,874
50,000
Range Resources Corp.,
4.75%, 02/15/30 ..................... 48,702
100,000
Sunoco LP,
6.63%, 08/15/32 ..................... 101,623
50,000
Vistra Operations Co. LLC,
7.75%, 10/15/31 ..................... 52,393
647,347
Environmental Control – 0.9%
50,000
GFL Environmental Inc.,
6.75%, 01/15/31 ..................... 51,785
Financials – 7.9%
100,000
Apollo Debt Solutions BDC,
5.20%, 12/08/28 ..................... 98,803
50,000
Carlyle Secured Lending Inc.,
5.75%, 02/15/31 ..................... 47,247
100,000
Iron Mountain Inc.,
7.00%, 02/15/29 ..................... 102,014
200,000
SoftBank Group Corp.,
6.50%, 04/10/29 ..................... 196,525
25,000
Texas Capital Bancshares Inc., (5 yr.
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.15%),
4.00%, 05/06/31 ..................... 24,959
469,548
Principal
Amount
Market
Value
Food & Beverage – 5.8%
$ 100,000
Albertsons Cos. Inc.,
5.63%, 03/31/32 ..................... $ 98,511
50,000
Aramark Services Inc.,
5.00%, 02/01/28 ..................... 49,733
100,000
Industrial F&B Investments III Inc.,
7.75%, 02/11/33 ..................... 100,544
100,000
Post Holdings Inc.,
6.50%, 03/15/36 ..................... 97,993
346,781
Health Care – 2.5%
100,000
BellRing Brands Inc.,
7.00%, 03/15/30 ..................... 100,069
50,000
Teleflex Inc.,
4.25%, 06/01/28 ..................... 48,654
148,723
Materials – 9.9%
100,000
Carpenter Technology Corp.,
5.63%, 03/01/34 ..................... 98,652
100,000
Celanese US Holdings LLC,
7.38%, 02/15/34 ..................... 102,505
100,000
Cleveland-Cliffs Inc.,
6.75%, 04/15/30 ..................... 97,531
100,000
Commercial Metals Co.,
5.75%, 11/15/33 ..................... 99,027
100,000
Knife River Corp.,
7.75%, 05/01/31 ..................... 103,568
100,000
The Dow Chemical Co.,
4.25%, 10/01/34 ..................... 90,868
592,151
Metals & Mining – 1.7%
100,000
Alumina Pty Ltd.,
6.38%, 09/15/32 ..................... 102,798
Real Estate – 1.7%
100,000
Rhp Hotel Properties LP/Rhp Finance
Corp.,
5.75%, 03/15/34 ..................... 98,765
Utilities – 2.9%
100,000
NRG Energy Inc.,
6.00%, 02/01/33 ..................... 100,090
75,000
Suburban Propane Partners LP/Suburban
Energy Finance Corp.,
6.50%, 12/15/35 ..................... 72,834
172,924
TOTAL CORPORATE BOND ............ 5,694,203

Gabelli High Income ETF
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS – 4.0%
Energy – 3.0%
250
Enbridge Inc. ...........................................
$ 13,535
1,325
Energy Transfer LP .................................
25,573
625
Enterprise Products Partners LP ............
23,650
375
MPLX LP ................................................
21,401
175
ONEOK Inc. ............................................
15,818
1,000
Plains All American Pipeline LP .............
22,330
325
Sunoco LP, New York ..............................
21,115
125
TotalEnergies SE ....................................
11,373
175
Viper Energy Inc., Cl. A ..........................
8,223
425
Western Midstream Partners LP ............
17,497
180,515
Financials – 0.4%
375
Ares Capital Corp. ..................................
6,757
300
Blackstone Secured Lending Fund .........
7,107
375
Sixth Street Specialty Lending Inc. .........
6,893
20,757
Real Estate – 0.6%
250
Gaming and Leisure Properties Inc.,
REIT ...................................................
11,092
125
Realty Income Corp., REIT .....................
7,648
425
Starwood Property Trust Inc., REIT ........
7,319
375
VICI Properties Inc., REIT ......................
10,245
36,304
TOTAL COMMON STOCKS ............ 237,576
PREFERRED STOCK – 0.4%
Financials – 0.4%
1,000
W. R. Berkley Corp.5.70%, 03/30/58 ......
21,110
TOTAL INVESTMENTS — 100.0%
(cost $5,998,909) ....................................
$ 5,952,889
BDC    Business Development Company
REIT Real Estate Investment Trust